Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Instruments [Abstract]
Schedule of the Company's non-current portion of unsecured senior notes
The following table provides a summary of the Company’s
non-current
portion of unsecured senior notes as of December 31, 2022 and December 31, 2023:

	December 31, 2022	December 31, 2023	Effective interest rate
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	2,956,815	—	1.74%
2027 Notes	—	646	1.52%
December 2026 Notes	5,726,335	—	0.80%

Carrying value	8,683,150	646
Unamortized discount and debt issuance costs	99,698	6

Total principal amounts of unsecured senior notes	8,782,848	652